INCOME TAXES - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 833,104	$ 725,106
Unrecognized losses	421,199	175,705
Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,991	33,213
Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,759	21,168
Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,086	3,211
Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	45,953	8,587
Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	84,046	48,690
Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	73,514	89,522
Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	56,090	55,906
Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	7,768	62,244
Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	81,247	8,904
Expiration Year 2034 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	168,081	132,085
No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	285,569	$ 261,576
Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	51,206
Unrecognized losses	51,206
Canadian non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2034 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	51,206
Canadian non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	312,061
Unrecognized losses	26,492
US non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2034 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	26,492
US non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	285,569
Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	469,837
Unrecognized losses	343,501
Mexican non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,991
Mexican non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,759
Mexican non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,086
Mexican non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	45,953
Mexican non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	84,046
Mexican non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	73,514
Mexican non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	56,090
Mexican non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	7,768
Mexican non-capital losses [Member] | Expiration Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	81,247
Mexican non-capital losses [Member] | Expiration Year 2034 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	90,383
Mexican non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 0